IMPAIRMENT (Details 3) (Parenthetical) - Individual assets or cash-generating units [member]	12 Months Ended
Dec. 31, 2018 $ / Ounce-oz
Impairment [Line Items]
Description of changes in gold price	100
Description of change in discount rate	0.50%
Description of change in foreign exchange rate	5.00%
Description of change in operating costs	5.00%
Description of change in in-situ ounces or in-situ value	5.00%